OTHER LIABILITIES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Feb. 14, 2019
Disclosure of detailed information about financial instruments [line items]
Yatela liability	$ 18.5	$ 18.5
Yatela
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired by the government of Mali			80.00%
Consideration transferred, acquisition-date fair value			$ 1.0
Cash payment by SADEX			37.0
Yatela liability			$ 18.5